INTEREST EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expense [line items]
Interest expense incurred	¥ 6,368	¥ 9,021	¥ 8,273
Less: Interest expense capitalized	(723)	(859)	(1,221)
Interest expense, gross amount	5,645	8,162	7,052
Accretion expenses (Note 28)	1,501	1,057	1,081
Interest expense	¥ 7,146	¥ 9,219	¥ 8,133
Maximum [member]
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	4.41%	4.82%	5.90%
Minimum [member]
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	2.37%	2.65%	2.60%